Other asset - Summary of detailed information about other asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Cost
Beginning balance	$ 19,530
Accumulated amortization
Beginning balance	2,442
Amortization	4,884	$ 2,442
Ending balance	7,326	2,442
Net carrying amounts	$ 12,204	$ 17,088